Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended		120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000003511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	VALUE FUND (TWEBX)
Account Value	$ 17,262	$ 17,262	$ 17,262	$ 17,262	$ 17,262	$ 16,904	$ 14,655	$ 14,405	$ 13,673	$ 10,085	$ 12,218	$ 11,592	$ 10,714	$ 9,191	$ 10,000
Average Annual Return, Percent	2.11%	11.35%			5.61%
C000003512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	INTERNATIONAL VALUE FUND (TBGVX)
Account Value	$ 16,256	$ 16,256	$ 16,256	$ 16,256	$ 16,256	15,542	14,004	13,738	13,164	9,759	11,709	11,355	10,731	9,292	10,000
Average Annual Return, Percent	4.59%		10.75%	4.98%
C000050916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND (TBHDX)
Account Value	$ 15,199	$ 15,199	$ 15,199	$ 15,199	$ 15,199	14,737	13,228	13,540	13,278	9,924	11,965	11,680	10,283	9,097	10,000
Average Annual Return, Percent	3.14%	8.90%			4.28%
C000080766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED (TBCUX)
Account Value	$ 14,672	$ 14,672	14,672	14,672	$ 14,672	14,363	13,089	12,833	12,690	9,008	11,393	11,615	10,363	9,321	10,000
Average Annual Return, Percent	2.15%	10.25%			3.91%
MSCI World Index in U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (in U.S.$)
Account Value	$ 24,776	$ 24,776	24,776	24,776	$ 24,776	23,147	18,502	19,899	18,070	11,731	13,092	12,586	11,081	9,655	10,000
Average Annual Return, Percent	7.04%	16.13%			9.50%
MSCI World 100 Hedged to U S Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World 100% Hedged to U.S.$ Index
Account Value	$ 27,004	$ 27,004	27,004	27,004	$ 27,004	25,076	19,710	20,647	18,456	12,202	13,372	12,430	11,238	9,557	10,000
Average Annual Return, Percent	7.69%	17.22%			10.44%
MSCI EAFE Index in U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (in U.S.$)
Account Value	$ 16,913	$ 16,913	$ 16,913	$ 16,913	$ 16,913	16,125	13,984	14,179	14,016	9,695	11,323	11,760	10,244	9,173	10,000
Average Annual Return, Percent	4.88%		11.77%	5.40%
MSCI EAFE Index Hedged to U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Hedged to U.S.$)
Account Value	$ 22,083	22,083	$ 22,083	$ 22,083	22,083	20,684	16,904	15,784	14,741	10,702	11,928	11,333	10,585	8,902	10,000
Average Annual Return, Percent	6.76%		15.59%	8.24%
MSCI World High Dividend Yield Index in U S [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World High Dividend Yield Index (in U.S.$)
Account Value	$ 19,664	$ 19,664	$ 19,664	$ 19,664	$ 19,664	$ 18,034	$ 15,921	$ 16,477	$ 15,060	$ 11,099	$ 12,719	$ 12,078	$ 11,179	$ 10,022	$ 10,000
Average Annual Return, Percent	9.04%	12.12%			7.00%